Acquisitions (Details) (USD $)					12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Oct. 26, 2011 CCI® Evolution Mobile Bearing Total Ankle Replacement [Member]	Oct. 26, 2011 CCI® Evolution Mobile Bearing Total Ankle Replacement [Member] Trademarks [Member]	Dec. 31, 2011 CCI® Evolution Mobile Bearing Total Ankle Replacement [Member] Completed technology [Member] Y	Oct. 26, 2011 CCI® Evolution Mobile Bearing Total Ankle Replacement [Member] Completed technology [Member]	Dec. 31, 2011 CCI® Evolution Mobile Bearing Total Ankle Replacement [Member] Other intangible assets [Member] Y	Oct. 26, 2011 CCI® Evolution Mobile Bearing Total Ankle Replacement [Member] Other intangible assets [Member]
Business Acquisition [Line Items]
Business acquisition, cash payment			$ 5,600,000
Contingent consideration potential cash payment			1,300,000
Estimated fair values of asset acqured [Abstract]
Inventory			388,000
Property, plant and equipment			149,000
Intangible assets			6,435,000
Total assets acquired			6,972,000
Indefinite and finite-lived intangible assets				100,000		1,800,000		500,000
Weighted average amortization period (in years)					10		7
Goodwill	$ 57,920,000	$ 54,172,000	$ 4,000,000